Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 595,014	$ 6,903,499
Restricted cash – current	1,000,000	2,500,000
Accounts receivable	997,741	1,131,954
Prepayment and other current assets	940,001	705,936
Total current assets	3,532,756	11,241,389
Non-current assets
Restricted cash – non-current	1,500,000
Property and equipment, net	292,538	131,329
Oil and gas property – subject to amortization, net	3,604,480	1,338,987
Oil and gas property – not subject to amortization, net	1,151,804	1,113,494
Deferred charges	1,089,004	1,167,995
Other assets – non-current	919,519	582,614
Total non-current assets	8,557,345	4,334,419
Total assets	12,090,101	15,575,808
Current liabilities
Accounts payable	1,604,196	542,251
Bank loan	980,452	980,452
Other current liabilities	20,590	19,121
Accrued expenses	143,798	184,201
Taxes payable	84,676	101,770
Total current liabilities	2,833,712	1,827,795
Non-current liabilities
Asset retirement obligations	321,253	321,253
Long term loan	1,000,000	1,000,000
Provision for post-employment benefits	115,393	68,701
Total non-current liabilities	1,436,646	1,389,954
Total liabilities	4,270,358	3,217,749
Commitments and contingencies
Shareholders’ Equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of December 31, 2021 and 2020, respectively)
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 7,447,955 and 7,407,955 shares issued and outstanding as of December 31, 2021 and 2020, respectively)	19,861	19,754
Additional paid-in capital	41,587,339	40,073,087
Accumulated deficit	(33,818,161)	(27,734,782)
Accumulated other comprehensive income	30,704
Total shareholders’ equity	7,819,743	12,358,059
Total liabilities and shareholders’ equity	$ 12,090,101	$ 15,575,808